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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 490-4300

Date of fiscal year end: September 30 & December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 32 through 34 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve-month period ended June 30, 2023 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST III - ACM Dynamic Opportunity Fund									Item 1, Exhibit 32
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	Footnote
Microsoft Corporation	MSFT	594918104	Annual 12/13/2023	1A.-1L.: Elect Reid Hoffman, Hugh Johnston, Teri List, Satya Nadella, Sandra Peterson, Penny Pritzker, Carlos Rodriguez, Charles Scharf, John Stanton, John Thompson, Emma Walmsley, Padmasree Warrior as directors
2. Advisory vote to approve named executive officer compensation
3. Ratify Deloitte and Touche as auditors
4. Shareholder Proposal - Cost/benefit analysis of diversity and inclusion
5. Shareholder Proposal - Report on hiring of persons with arrest or ooncarceration records
6. Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Cliamte Change
7. Shareholder Proposal - Report on Government Use of Microsoft technology
8. Shareholder Proposal - Report on development of products for military
				9. Shareholder Proposal - Report on tax transparency	Mgmt: 1-3 S/H: 4-9	Y	For: 1-3 Against: 4-9	For: All
Visa Inc.	V	92826C839	Annual 1/24/2023	1A.-1J. Elect Lloyd A. Carney, Kermit Crawford, Francisco Javier Fernandez-Carbajal, Alfred Kelly, Jr., Ramon Laguarta, Teri List, John Lundgren, Denise Morrison, Linda Rendle, Maynard Webb, Jr. as directors
2. Advisory vote to approve executive officer compensation
3. Advisory vote on frquency of future advisory votes to approve executive compensation
4. Ratification of the appointment of KPMG as auditors
				5. S/h proposal requesting independent board chair policy	Mgmt: 1-4 S/H: 5	Y	For:1-4 Against: 5	For: All
Jabil, Inc.	JBL	466313103	Annual 1/26/2023	1a-1h. Elect Anousheh Ansari, Christopher Holland, Mark Mondello, John Plant, Steven Raymund, Thomas Sanson, David Stout, Kathleen Walters as directors
2. Ratify Ernst & Young as auditors
				3. Approve executive compensation	Mgmt: All	Y	For: All	For: All
Fair Issac Corporation	FICO	303250104	Annual 3/1/2023	1a-1h. Elect Braden Kelly, Fabiola Arrendondo, James Kirsner, William Lansing, Eva Monlis, Marc McMorris, Joanna Rees, David Rey as directors
2. Advisory vote to approve compensation of executive officers
3. Advisory vote on the desired frequency of future advisory votes to approve executive compensation
				4. Ratify appointment of Deloitte & Touche as auditors	Mgmt: 1-4	Y	For: All	For: All
Apple Inc.	AAPL	37833100	Annual 3/10/2023	1A-1I. Elect James Bell, Tim Cook, Al Gore, Alex Gorsky, Andrea Jung, Art Levinson, Monica Lozano, Ron Sugar, and Sue Wagner as directors
2. Ratify appointment of Ernst & Young as auditors
3. Advisory vote to approve executive compensation
4. Advisory vote on frequency of advisory votes on executive compensation
5. S/H proposal entitled "Civil Rights and Non-Discrimination Audit Proposal"
6. S/H proposal entitled "Communist China Audit"
7. S/H proposal on Board policy for communication with shareholder proponents
8. S/H proposal entitled "Racial and Gender Pay Gaps"
				9. S/H proposal entitled "Shareholder Proxy Access Amendments"	Mgmt: 1-4 S/H: 5-10	Y	For: 1-4 Against: 5-10	For: All
Starbucks Corporation	SBUX	855244109	Annual 3/23/2023	1a-1h. Elect Richard Allison, Andrew Campion, Beth Ford, Mellody Hobson, Jorgen Vig Knudstorp, Satya Nadella, Laxman Narasimhan, Howard Schultz as directors
2. Approve executive officer compensation
3. Approve frquency of future advisory votes on executive compensation
4. Ratify Deloitte & Touche as auditors
5. Report on Plant-Based Milk Pricing
6. CEO Succession PLanning Policy Amendment
7. Annual Reports on Company Operations in China
8. Assessment of worker Rights Commitments
				9. Creation of Board Committee on Corporate Sustainability	Mgmt: 1-4 S/H: 5-9	Y	For: 1-4 Against: 5-9	For: All
Schlumberger Limited	SLB	806857108	Annual 4/5/2023	1a-1k. Elect Peter Coleman, Patrick del a Chevardiere, Miguel Galuccio, Olivier Le Peuch, Samuel Leupold, Tatiana Mitrova, Maria Moraeus Hanssen, Vanitha Narayanan, Mark Papa, Jeff Sheets, Ulrich Spiesshofer as directors
2. Advisory vote on the frequency of future advisory votes on executive compensation
3. Advisory approval of executive compensation
4. Approval of consoliodated balance sheet and statement of income, and declarations of dividends
				5. Ratify appointment of Pricewaterhouse Coopers as auditors	Mgmt: All	N	N/A	N/A	Did not vote proxy due to inadvertence
TFI International, Inc.	TFII	87241L109	Annual 4/26/2023	1A-1J: Elect Leslie Abi-Karam, Alain Bedard, Andre Berard, William England, Diane Giard, Debra Kelly-Ennis, Neil Manning, John Pratt, Joey Saputo, and Rosemary Turner as directors
2. Ratify appointment of KPMG as auditors
				3. Approve compensation of executive officers	Mgmt: All	N	N/A	N/A	Did not vote proxy due to inadvertence
Ingevity Corporation	NGVT	45688C107	Annual 4/27/2023	1a-1j. Elect Jean Blackwell, Luis Fernandez-Moreno, John Fortson, Diane Gulyas, Bruce Hoechner, Frederick Lynch, Karen Narwold, Daniel Sansone, William Slocum, and Benjamin Wright, as directors.
2. Advisory vote on executive officer compensation
3. Advisory vote on frequency of executive officer compensation
4.Ratify Pricewaterhouse Coopers as auditors
				5. Amendment and restatement of 2017 employee stock purchase plan to add 300,000 shares	Mgmt: All	N	N/A	N/A	Did not vote proxy due to inadvertence
Par Pacific Holdings, Inc.	PARR	69888T207	Annual 5/2/23	1. Elect Robert Silberman, Melvyn Klein, Curtis Anastasio, Anthony Chase, Timothy Clossey, Philip Davidson, Walter Dods, Katherine Hatcher, William Monteleone, William Pate, and Aaron Zell as directors
2. Ratify Deloitte as auditors
3. Approve executive compensation
				4. Approve amendment adding 300,000 shares to 2018 employee stock purchase plan	Mgmt: All	Y	For: All	For: All
United Rentals, Inc.	URI	911363109	Annual 5/4/2023	1a.-1k. Elect Jose Alvarez, Marc Bruno, Larry De Shon, Matthew Flannery, Bobby Griffin, Kim Harris Jones, Terri Kelly, Michael Kneeland, Francisco Lopez-Balboa, Gracia Martore, and Shiv Singh as directors
2. Ratify appointment of public accounting firm
3. Advisory vote to approve executive compensation
4. Advisory vote on frequency of executive compensation vote
5. Company proposal to improve shareholder written consent
				6. S/H Proposal to improve written consent	Mgmt: 1-5 S/H: 6	Y	For: 1-5 Against: 6	For: All
MDU Resources Group, Inc.	MDU	552690109	Annual 5/9/2023	1a.-1j. Elect German Carmona Alvarez, Thomas Everist, Karen Fagg, David Goodin, Dennis Johnson, Patricia Moss, Dale Rosenthal, Edward Ryan, David Sparby, and Chenxi Wang as directors
2. Approve frequency of future advisory votes to approve the compensation paid to the company's named executive officers
3. Approve executive officer compensation
				4. Ratify the appointment of Deloitte & Touche as auditors	Mgmt: All	Y	For: All	For: All
M/I Homes, Inc.	MHO	55305B101	Annual 5/10/2023	1.1-1.4. Elect Phillip Creek, Nancy Kramer, Bruce Soll, and Norman Traeger as directors
2. Approve compensation of executive officers
3. Advisory vote on the frequency of advisory votes on executive compensation
				4. Ratify Deloitte as auditors	Mgmt: All	Y	For: All	For: All
Nucor Corporation	NUE	670346105	Annual 5/11/2023	1. Elect Norma Clayton, Patrick Dempsey, Christopher Kearney, Laurette Koellner, Michael Lamach, Joseph Rupp, Leon Topalian, and Nadja West as directors
2. Ratify appointment of Pricewaterhouse Coopers as auditors
				3. Advisory vote to approve compensation of named executive officers	Mgmt: All	Y	For: All	For: All
Advanced Micro Devices Inc.	AMD	7903107	Annual 5/18/2023	1a.-1i. Elect Nora Denzel, Mark Durcan, Michael Gregoire, Joseph Householder, John Marren, Jon Olson, Lisa Su, Abhi Talwalkar, Elizabeth Vandeslice as directors
2. Approve of company's 2023 Equity Incentive Plan
3. Ratify appointment of Ernst & Young as auditors
				4. Advisory vote to approve compensation of executive officers	Mgmt: All	Y	For: All	For: All
Super Micro Computer Inc.	SMCI	86800U104	Annual 5/19/2023	1a-1c Elect Charles Liang, Sherman Tuan, and Tally Liu as directors
2. Approve executive compensation
3. Advisory vote on frequency of future advisory votes on executive compensation
				4. Ratify appointment of Deloitte & Touche as auditors	Mgmt: All	Y	For: All	For: All
Quanta Services, Inc.	PWR	74762E102	Annual 5/23/2023	1.1-1.9 Elect Earl Austin, Jr., Doyle Beneby, Vincent Foster, Bernard Fried, Worthing Jackman, Holli Ladhani, David McClanahan, R. Scott Rowe, Margaret Shannon, Martha Wyrsch as directors
2. Approve compensation of executive officers
3. Advisory vote on frequency of future advisory votes on executive compensation
				4. Ratify appointment of Pricewaterhouse Coopers as auditors	Mgmt: All	Y	For: All	For: All	Proxy not voted due to inadvertence.
The Trade Desk Inc.	TTD	67103H107	Annual 5/24/2023	1A.-1C. Elect Lise Buyer, Kathryn Falberg, David Wells as directors 2. Ratify appointment of Pricewaterhouse Coopers as auditors 3. Approve compensation of executive officers	Mgmt: All	Y	For: All	For: All
The Mosaic Company	MOS	449669100	Annual 5/25/2023	1a.-1k. Elect Cheryl Beebe, Gregory Ebel, Timothy Gitzel, Denise Johnson, Emery Koenig, James O'Rourke, David Seaton, Steven Seibert, Joao Roberto Goncalves Teixeira, Gretchen Watkins, and Kelvin Westbook as directors
2. Approval of company's stock and incentive plan
3. Ratify KPMG as auditors
4. Advisory vote on executive compensation
5. Advisory vote on the frequency of future advisory votes on executive compensation
				6. S/H proposal to reduce the ownership threshold to call a special meeting	Mgmt: All	Y	For: 1-5 Against: 6	For: All
McDonald's Corporation	MCD	580135101	Annual 5/25/2023	1A-1M. Elect Anthony Capuano, Kareem Daniel, lloyd Dean, Catherine Engelbert, Margaret Georgiadis, Enrique Hernandez Jr., Christopher Kempczinski, Richard Lenny, John Mulligan, Jannifer Taubert, Paul Walsh, and Amy Weaver as directors
2. Approve executive compensation
3. Advisoryvote on frequency of votes on executive compensation
4. Ratify appointment of Ernst & Young as auditors
5. Advisory vote on adoption of antibiotics policy 1 of 2
6. Advisory vote on antibiotics policy 2 of 2
7. Advisory vote on Annual Report on "Communist China"
8. Advisory vote on civil rights and returns to merit audit
9. Advisory vote on Annual Report on Lobbying Activities
10. Advisory vote on Annual Report on Lobbying Activities
				11. Advisory vote on Poultry Welfare disclosure	Mgmt: 1-4 S/H: 5-11	Y	For: 1-4 Against: 5-11	For: All
Amazon.com, Inc.	AMZN	23135106	Annual 5/25/2022	1A.-1K. Elect Jeffrey P. Bezos, Andrew Jassy, Keith Alexander, Edith Cooper, Jamie Gorelick, Daniel Huttenlocher, Judith McGrath, Indra Nooyi, Jonathan Rubenstein, Patricia Stonesifer, Wendell Weeks as directors
2. Ratify appointment of Ernst & Young as independent auditors
3. Advisory vote to approve executive compensation
4. Advisory vote on frequency of future advisory votes on executive compensation
5. Reapproval of 1997 stock incentive plan for purposes of French law
6. Shareholder proposal requesting report on retirement plan options
7. Shareholder proposal requesting report on customer due diligence
8. Shareholder proposal reporting on content and product removal/restrictions
9. Shareholder proposal requesting report on content removal requests
10. Shareholder proposal requesting additional  reporting additional reporting on stakeholder impacts
11. Shareholder proposal requesting alternative tax reporting
12. Shareholder proposal requesting additional rteporting on climate lobbying
13. Shareholder proposal requesting additional reporting on gener/racial pay
14. Shareholder proposal requesting an analysis of costs associated with diversity, equity, and inclusion programs
15. Shareholder proposal requesting an amendment to our bylaws to require shareholder approval for certain future amendments
16. Shareholder proposal requesting additional reporting on freedom of association
17. Shareholder proposal requesting a new policy regarding executive compensation process
18. Shareholder proposal requesting additional reporting on anmal welfare standards
19. Shareholder proposal requesting an additional board committee
20. Shareholder proposal requestng an alternative director candidate policy
21. Shareholder proposal requestng a report on warehouse working conditions
22. Shareholder proposal requestng a report on packaging materials
				23. Shareholder proposal requestng a report on customer use of certain technologies	Mgmt: 1-5 S/H: 6-23	Y	For: 1-5 Against: 6-23	For: All
Royal Gold, Inc.	RGLD	780287108	Annual 5/25/2023	1a-1c Elect Fabiana Chubbs, Kevin McArthur, and Sybil Veenman as directors
2. Approve executive officer compensation
3. Advisory vote on frequency of the say on pay vote
4. Ratify appointment of Ernst & Young as auditors
				5. Approve amendment to restated certificate of incorporation to limit liability of certain directors	Mgmt: All	Y	For: All	For: All
Meta Platforms, Inc.	META	30303M102	Annual 5/31/2023	1. Elect Peggy Alford, Marc Andreessen, Andrew Houston, Nancy Killefer, Robert Kimmitt, Sheryl Sandberg, Tracey Travis, Tony Xu, and Mark Zuckerberg as directors
2. Ratify appointment of ernst & Young as auditors
3. S/H proposal regarding government takedown requests
4.  S/H proposal regarding dual class capital structure
5.  S/H proposal regardinghuman rights impact assessment of targeted advertising
6.  S/H proposal regarding report on lobbying disclosures
7.  S/H proposal regarding report on allegations of political entanglement and content management issues in India
 8. S/H proposal regarding report on framework to assess company lobbying alignment with climate goals
9.  S/H proposal regarding report on reproductive rights and data privacy
10.  S/H proposal regardingreport on enforcement of Community Standards and user content
11.  S/H proposal regardingreport on child safety impacts and actual harm reduction to children
12.  S/H proposal regarding report on pay calibtration to externalized costs
				13. S/H proposal regarding performance review of the audit & risk oversight committee	Mgmt: 1-2 S/H: 3-13	Y	For: 1-2 Against: 3-13	For: All
Alphabet Inc.	GOOGL	02079K305	Annual 6/1/2022	1A-1K. Elect Larry Page, Sergey Brin, Sundar Pichai, John Hennessy, Francis Arnold, R. Martin Chavez, L. John Doerr, Roger Ferguson, Jr., Ann Mather, K. Ram Shriram, Robin Washington as directors
2. Ratify appointment of Ernst & Young as auditors
3. Amendment to Alphabet's 2021 Stock Plan to increase share reserve by 170 million shares of Class C capital stock
4. Approve executive officer compensation
5. Advisory vote on frequency of advisory votes to approve executive officer compensation
6. Stockholder proposal regarding a lobbying report
7. Stockholder proposal regarding a congruency report
8. Stockholder proposal regarding a climate lobbying report
9. Stockholder proposal regarding a report on reproductive rights and data privacy
10. Stockholder proposal regarding a human rights assessment of data center sifting
11. Stockholder proposal regarding a human rights assessment of targeted ad policies and practices
12. Stockholder proposal regarding algorithm disclosures
13. Stockholder proposal regarding a report on alignment of YouTube policies with legislation
14. Stockholder proposal regarding a content governance report
15. Stockholder proposal regarding a performance review of Audit and Compliance Committee
16. Stockholder proposal regarding bylaws amendment
17. Stockholder proposal regarding "executives to retain significant stock"
18. Stockholder proposal regarding equal shareholder voting
					Mgmt: 1-5 S/H: 6-18	Y	For: 1-5 Against: 6-18	For: All
Mercadolibre, Inc.	MELI	58733R102	Annual 6/7/2023	1. Elect Susan Segal, Mario Eduardo Vasquez, and Alejandro Aguzin as directors
2. Approve executve officer compensation
3. Approve frequency of future advisory votes on executive compensation
				4. Ratify appointment of Pistrelli, Henry martin y Asociados S.R.L., a member firm of Ernst & Young as auditors	Mgmt: All	Y	For: All	For:All
Lululemon Athletica Inc.	LULU	550021109	Annual 6/7/2023	1A.-1D. Elect Michael casey, Glenn Murphy, David Mussafer, and Isabel Mahe as directors
2. Ratify appointment of PWC as auditors
3. Approve on an advisory basis compensation of named executive officers
4. Advisory vote on frequency of including advisory say-on-pay votes in future proxy materials
				5. Approve adoption of lululemon 2023 equity incentive plan	Mgmt: 1-5	Y	For: All	For: All
Exact Sciences, Inc.	EXAS	30063P105	Annual 6/8/2022	1. Elect D. Scott Coward, James Doyle, Freda Lewis-Hall, and Kathleen Sebelius as directors
2. Ratify appointment of PricewaterhouseCoopers as auditors
3. Advisory approval of executive officer compensation
4. Advisory vote on frequency of future advisory votes on executive compensation
5. Approve amendment to Sixth Amended and Restated Certificate of Incorporation to declassify board of directors
				6. Approve amendment no. 2 to company 2019 omnibus long-term incentive plan	Mgmt: All	Y	For: All	For: All
Mobileye Global Inc.	MBLY	60741F104	Annual 6/14/2023	1. Elect Amnon Shashua, Patrick Gelsinger, Eyal Desheh, Jon Huntsman, Claire McCaskill, Christine Pambianchi, Frank Yeary and Saf Yeboah-Amankwah as directors
2. Ratify appointment of PricewaterhouseCoopers as auditors
3. Approve on an advisory basis executive officer compensation
				4. Advisory vote on say-on-pay frequency	Mgmy: A;;	Y	For: All	For: All
Arista Networks, Inc.	ANET	40413106	Annual 6/14/2023	1. Elect Lewis Chew and Mark Templeton as directors 2. Approve executive officer compensation 3. Ratify Ernst & Young as auditors	Mgmt: All	Y	For: All	For:All
Monster Beverage Corporation	MNST	611740101	Annual 6/22/2023	1. Elect Rodney Sacks, Hilton Schlosberg, Mark Hall, Ana Demel, James Dinkins, Gary Favard, Tiffany Hall, Jeanne Jackson, Steven Pizula, and Mark Vidergauz as directors
2. Ratify the appointment of Ernst & Young as auditors
3. Advisory approval of executive officer compensation
4. Advisory vote on frequency approval of executive officer compensation
5. Approve amendment to the amnded and restated certificate of incoporation to increase number of authorized shares to 5 million
				6. Proposal to approve amendment to amended and restated certificate of incorporation to reflect Delaware law provisions regardng officer exculpation	Mgmt: All	Y	For: All	For: All
Nvidia Corporation	NVDA	67066G104	Annual 6/22/2023	1A.-1M. Elect Robert Burgess, Tench Coxe, John Dabri, Persis Drell, Jen-Hsun Huang, Dawn Hudson, Harvey Jones, Michael McCaffery, Stephen Neal, Mark Perry, A. Brooke Seawell, Aarti Shah, and Mark Stevens as directors
2. Approve executive compensation
3. Advisory approval of frequency of future advisory votes on executive compensation
				4. Ratify selection of PWC as auditors	Mgmt: All	N	N/A	N/A	Proxy not voted due to inadvertence.

Registrant: NORTHERN LIGHTS FUND TRUST III -ACM Tactical Income Fund								Item 1, Exhibit 33
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST III - Pinnacle Multi-Strategy Core Fund								Item 1, Exhibit 34
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
There were no proxy votes to report during the Reporting Period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)*

/s/ Brian Curley

Brian Curley

President of the Trust

Date: August 17, 2023

* Print the name and title of each signing officer under his or her signature.